Document and Entity Information - USD ($)	12 Months Ended
	Dec. 29, 2018	Feb. 02, 2019	Jun. 30, 2018
Document and Entity Information [Abstract]
Entity Registrant Name	UNIVERSAL FOREST PRODUCTS INC
Entity Central Index Key	0000912767
Current Fiscal Year End Date	--12-29
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding (in shares)		60,890,762
Entity Public Float			$ 2,136,389,121
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec. 29, 2018
Entity Small Business	false
Entity Emerging Growth Company	false
Entity Shell Company	false